JULY 7, 1999

                       DELAWARE POOLED TRUST, INC.

                    THE GLOBAL FIXED INCOME PORTFOLIO
                THE INTERNATIONAL FIXED INCOME PORTFOLIO
               THE DIVERSIFIED CORE FIXED INCOME PORTFOLIO

                      SUPPLEMENT TO THE PROSPECTUS


     Beginning July 6, 1999, Christopher A. Moth and Joanna Bates, each Senior Portfolio Managers of Delaware International Advisers Ltd., have primary responsibility for making day-to-day investment decisions for The Global Fixed Income Portfolio, The International Fixed Income Portfolio and the foreign component of The Diversified Core Fixed Income Portfolio.

     Mr. Moth is a graduate of The City University London. He joined Delaware International Advisers in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London.

     Ms. Bates is a graduate of London University. She joined the Fixed Income team at Delaware International Advisers in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research.

     In making investment decisions for the Portfolios, Mr. Moth and Ms. Bates regularly consult with David G. Tilles, Managing Director and Chief Investment Officer of Delaware International Advisers as well as four global fixed-income team members. Mr. Tilles was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International Advisers in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International Advisers was Chief Investment Officer of Hill Samuel Investment Management Ltd.


                              JULY 7, 1999

                       DELAWARE POOLED TRUST, INC.
                    THE GLOBAL FIXED INCOME PORTFOLIO

                      SUPPLEMENT TO THE PROSPECTUS

     The following replaces information in the section of the Prospectus entitled "Portfolio Managers" under "Management of the Fund" on page 8:

     Beginning July 6, 1999, Christopher A. Moth and Joanna
Bates, each Senior Portfolio Managers of Delaware International
Advisers Ltd. ("Delaware International"), have primary responsibility for making day-to-day investment decsions for The
Global Fixed Income Portfolio.

     Mr. Moth is a graduate of The City University London. He joined Delaware International Advisers in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London.

     Ms. Bates is a graduate of London University. She joined the Fixed Income team at Delaware International Advisers in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research.

     In making investment decisions for the Portfolios, Mr. Moth and Ms. Bates regularly consult with David G. Tilles, Managing Director and Chief Investment Officer of Delaware International Advisers as well as four global fixed-income team members. Mr. Tilles was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International Advisers in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International Advisers was Chief Investment Officer of Hill Samuel Investment Management Ltd.